Net Defined Benefit Liabilities - Summary of Changes in the Net Defined Benefit Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)	Dec. 31, 2023 USD ($)	Jan. 01, 2022 KRW (₩) [2]
Disclosure of net defined benefit liability (asset) [line items]
Beginning	₩ (393,189)	[1]	₩ 125,438
Changes in net defined benefit liability (asset) [abstract]
Current service cost	199,882		249,099		₩ 241,448
Past service cost	0		3,669
Gains on settlement	55		(1,859)		(4,311)
Interest expense (income)	(23,046)		2,485		2,921
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions	(3,950)		33,078
Actuarial gains and losses by changes in financial assumptions	123,238		(479,797)
Actuarial gains and losses by experience adjustments	1,558		47,086
Return on plan assets (excluding amounts included in interest income)	(18,228)		68,550		9,438
Contributions by the Group	(121,799)		(400,689)
Payments from plans (settlement)	0		(78)
Payments from plans (benefit payments)	0		(1,198)
Payments from the Group	(53,606)		(43,269)
Transfer in			697
Transfer out			(41)
Transfer in (out)	659
Effect of exchange differences	(3,627)		1,287
Effect of business acquisition and disposal	(309)		2,635
Others	141		(282)
Ending	₩ (292,221)	[1]	(393,189)	[1]	125,438
Description of type of plan	The Group has the obligation to pay the agreed benefits to all its current and former employees.
Description of risks to which plan exposes entity	The Group assumes actuarial risk (that benefits will cost more than expected) and investment risk.
Description of significant actuarial assumptions made and method used to calculate actuarial present value of promised retirement benefits	The net defined benefit liabilities recognized in the consolidated statement of financial position are calculated by the independent actuary in accordance with actuarial valuation method.
Net defined benefit liability (asset)	₩ 292,221		393,189
Net defined benefit asset	374,090		478,934	[2]		$ 289,775	₩ 100,083
Net defined benefit liability	81,869		85,745	[2]		$ 63,416	₩ 225,521
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning	2,215,330	[1]	2,572,517
Changes in net defined benefit liability (asset) [abstract]
Current service cost	199,882		249,099
Past service cost	0		3,669
Gains on settlement	55		(1,859)
Interest expense (income)	107,586		65,357
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions	(3,950)		33,078
Actuarial gains and losses by changes in financial assumptions	123,238		(479,797)
Actuarial gains and losses by experience adjustments	1,558		47,086
Return on plan assets (excluding amounts included in interest income)	0		0
Contributions by the Group	0		0
Payments from plans (settlement)	(6,755)		(78)
Payments from plans (benefit payments)	(217,031)		(234,192)
Payments from the Group	(53,606)		(43,763)
Transfer in			13,982
Transfer out			(13,340)
Transfer in (out)	457
Effect of exchange differences	(3,450)		1,218
Effect of business acquisition and disposal	(309)		2,635
Others	(53)		(282)
Ending	2,362,952	[1]	2,215,330	[1]	2,572,517
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning	(2,608,519)	[1]	(2,447,079)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	0		0
Past service cost	0		0
Gains on settlement	0		0
Interest expense (income)	(130,632)		(62,872)
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions	0		0
Actuarial gains and losses by changes in financial assumptions	0		0
Actuarial gains and losses by experience adjustments	0		0
Return on plan assets (excluding amounts included in interest income)	(18,228)		68,550
Contributions by the Group	(121,799)		(400,689)
Payments from plans (settlement)	6,755		0
Payments from plans (benefit payments)	217,031		232,994
Payments from the Group	0		494
Transfer in			(13,285)
Transfer out			13,299
Transfer in (out)	202
Effect of exchange differences	(177)		69
Effect of business acquisition and disposal	0		0
Others	194		0
Ending	₩ (2,655,173)	[1]	₩ (2,608,519)	[1]	₩ (2,447,079)

[1]	The net defined benefit liabilities of ￦ 393,189 million is calculated by subtracting ￦ 85,745 million of net defined benefit assets from ￦ 478,934 million of net defined benefit liabilities as of December 31, 2022. The net defined benefit assets of ￦ 292,221 million is calculated by subtracting ￦ 81,869 million of net defined benefit liabilities from ￦ 374,090 million of net defined benefit assets as of December 31, 2023.
[2]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.